Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Ordinary shares [member]	Preference shares [member]	Reserve [member]	Retained earnings [member]	Foreign currency translation reserve [member]	Total
Beginning balance at Dec. 31, 2021	$ 7,952,675		$ 1,261,891	$ (13,482,624)	$ (48,906)	$ (4,316,964)
Beginning balance, shares at Dec. 31, 2021	76,679,908
IfrsStatementLineItems [Line Items]
Net loss for the period				(33,535,943)		(33,535,943)
Share capital issued through private placement	$ 22,388,599					22,388,599
Share capital issued through private placement, shares	8,936,167
Share issue costs	$ (1,535,727)					(1,535,727)
Acquisition of NAN Cancelled PNRC shares held by NAN	$ (19,710,608)					(19,710,608)
Acquisition of NAN Cancel PNRC shares held by NAN, shares	(7,667,707)
Cancelled PNRC warrant held by NAN				(28,275,255)		(28,275,255)
PNRC shares exchanged
PNRC shares exchanged, shares	(77,948,368)
PNRC shares received in exchange
PNRC shares received in exchange, shares	82,157,536
Outstanding shares of NAN acquired on RTO	$ 77,431,152	31,516	9,665,577			87,128,245
Outstanding shares of NAN acquired on RTO, shares	31,748,399
Exercise of warrants	$ 569,399					569,399
Exercise of warrants, shares	1,236,408
FV of expired warrants	$ 3,019,037		(3,019,037)
Exercise of options	$ 117,000					117,000
Exercise of options, shares	300,000
FV of exercised options	$ 101,531		(101,531)
Share-based payment			7,731,117			7,731,117
Exchange differences on translation of foreign operations				(48,906)	(1,473,326)	(1,522,232)
Ending balance at Sep. 30, 2022	$ 90,333,058	31,516	15,538,017	(75,342,728)	(1,522,232)	29,037,631
Ending balance, shares at Sep. 30, 2022	115,442,343
Beginning balance at Dec. 31, 2022	$ 91,144,268	31,516	15,257,140	(78,092,605)	(1,151,975)	$ 27,188,344
Beginning balance, shares at Dec. 31, 2022	116,521,343					116,521,343
IfrsStatementLineItems [Line Items]
Net loss for the period				(9,169,245)		$ (9,169,245)
Share capital issued through private placement	$ 24,014,273					24,014,273
Share capital issued through private placement, shares	19,209,184
Share issue costs	$ (1,866,097)					(1,866,097)
FV of expired warrants			(38,859)	38,859
Share-based payment
Exchange differences on translation of foreign operations					(2,315,433)	(2,315,433)
Value allocated to warrants	(1,898,349)		1,898,349
FV of broker warrants	(167,939)		167,939
FV of lender warrants			1,703,409			1,703,409
Ending balance at Sep. 30, 2023	$ 111,226,156	$ 31,516	$ 18,987,978	$ (87,222,991)	$ (3,467,408)	$ 39,555,251
Ending balance, shares at Sep. 30, 2023	135,730,527					135,730,527